SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of expected useful lives of property and equipment

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	20-40 years
Furniture, fixtures and equipment	3-10 years
Motor vehicles	5 years

Schedule of information about inputs into the fair value measurements of the assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in Active		Significant
			Markets for Identical	Significant Other	Unobservable
Years Ended			Assets	Observable Inputs	Inputs
December 31,	Description	Fair Value	(Level 1)	(Level 2)	(Level 3)
2017	Equity securities with readily determinable fair value	1,037	1,037	—	—
2017	Available-for-sale debt securities	346	—	346	—
2018	Equity securities with readily determinable fair value	4,111	4,111	—	—
2018	Available-for-sale debt securities	320	—	320	—

Schedule of assets measured at fair value on a non-recurring basis

			Fair Value Measurements at Reporting Date Using
			Quoted Prices in Active	Significant
		Fair Value for	Markets for Identical	Other Observable	Significant Unobservable	Total
Years Ended		Years Ended	Assets	Inputs	Inputs	Loss for
December 31,	Description	December 31	(Level 1)	(Level 2)	(Level 3)	the Year
2016	Property and equipment	21	—	—	21	151
2016	Equity-method investments	—	—	—	—	3
2017	Property and equipment	52	—	—	52	169
2018	Property and equipment	10	—	—	10	35

Schedule of share-based compensation expense recognized

	Years Ended December 31,
	2016	2017	2018
Hotel operating costs	13	20	27
Selling and marketing expenses	1	2	3
General and administrative expenses	41	44	53
Total	55	66	83

Schedule of changes made to consolidated financial statements as a result of the adoption of new revenue standards

	Years Ended December 31,
	2016			2017
		Effect of the			Effect of the
		Adoption of			Adoption of
		New Revenue	As		New Revenue
	As Reported	Standards	Adjusted	As Reported	Standards	As Adjusted
Revenues:
Leased and owned hotels	5,212	27	5,239	6,343	(5)	6,338
Manachised and franchised hotels	1,412	7	1,419	1,787	64	1,851
Total revenues	6,655	34	6,689	8,170	59	8,229
Net revenues	6,539	34	6,573	8,170	59	8,229
Operating costs and expenses:
Hotel operating costs	4,932	2	4,934	5,674	1	5,675
Selling and marketing expenses	146	63	209	215	70	285
Total operating costs and expenses	5,650	65	5,715	6,803	71	6,874
Income from operations	872	(31)	841	1,438	(12)	1,426
Income before income taxes	1,078	(31)	1,047	1,609	(12)	1,597
Income tax expense	287	(8)	279	360	(3)	357
Net income	797	(23)	774	1,237	(9)	1,228
Net income attributable to Huazhu Group Limited	805	(23)	782	1,237	(9)	1,228

Earnings per share:
Basic	2.92		2.84	4.43		4.40
Diluted	2.84		2.76	4.24		4.21

	December 31, 2017
		Effect of the
		Adoption of
		New Revenue
	As Reported	Standards	As Adjusted
Deferred tax assets	326	80	406
Total assets	17,428	80	17,508
Deferred revenue – current	832	111	943
Accrued expenses and other current liabilities	1,265	(16)	1,249
Deferred revenue - noncurrent	172	226	398
Total liabilities	10,953	321	11,274
Retained earnings	2,754	(241)	2,513
Total equity	6,475	(241)	6,234
Total liabilities and equity	17,428	80	17,508